Provisions for liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Summary of Provisions Excluding Post-Retirement Benefits

	Restructuring of existing businesses £m	Employee- related benefits £m	Fox River £m	Proposed Plans in Canada £m	Other provisions £m	Total £m
1 January 2024	139	42	44	—	774	999
Differences on exchange	(5)	(2)	—	—	(57)	(64)
Provided in respect of the year*	(15)	15	—	6,203	111	6,314
Utilised during the year	(54)	(13)	—	—	(67)	(134)
31 December 2024	65	42	44	6,203	761	7,115
Analysed on the balance sheet as
– current	33	11	2	2,456	542	3,044
– non-current	32	31	42	3,747	219	4,071
	65	42	44	6,203	761	7,115

	Restructuring of existing businesses £m	Employee- related benefits £m	Fox River £m	DOJ and OFAC investigations £m	Other provisions £m	Total £m
1 January 2023	297	44	54	450	676	1,521
Differences on exchange	(32)	(4)	—	—	(46)	(82)
Provided in respect of the year*	(21)	13	—	(450)	240	(218)
Utilised during the year	(105)	(11)	(10)	—	(96)	(222)
31 December 2023	139	42	44	—	774	999
Analysed on the balance sheet as
– current	96	13	3	—	356	468
– non-current	43	29	41	—	418	531
	139	42	44	—	774	999
Note:
*Amounts provided above are shown net of reversals of unused provisions which include reversals of £21 million (2023: £42 million) for restructuring of existing businesses,
£12 million (2023: £14 million) for employee benefits and £412 million (2023: £128 million) for other provisions. Included in the £412 million is an amount of £270 million which relates to interest provision for FII GLO and which was reclassified to trade and other payables in 2024. For the DOJ and OFAC investigations, the £450 million that was provided for in 2022 was reclassified to trade and other payables in 2023.